Emissions Liabilities - (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantity of emissions rights allocated free of charge [Abstract]
Disclosure of Quantity of Emissions Rights Allocated Free of Charge
(1)	The quantity of emissions rights allocated free of charge for each implementation year as of December 31, 2021 are as follows:

(In tCO2-eQ)
	Quantities allocated in 2019	Quantities allocated in 2020	Quantities allocated in 2021	Total
Emissions rights allocated free of charge	815,927	814,842	1,033,764	2,664,533

Disclosure of Changes in Emissions Rights Quantities

(2)	Changes in emissions rights quantities the Parent Company held are as follows:

(In tCO2-eQ)
	Quantities allocated in 2019	Quantities allocated in 2020	Quantities allocated in 2021	Total
January 1	(2,343)	(60,977)	—	(63,320)
Allocation at no cost	815,927	814,842	1,033,764	2,664,533
Additional allocation	131,015	217,643	—	348,658
Purchase	—	68,471	—	68,471
Surrender or shall be surrendered	(1,005,576)	(1,039,979)	(1,087,455)	(3,133,010)
Borrowing	60,977	—	—	60,977

December 31	—	—	(53,691)	(53,691)

(3)	As of December 31, 2021, the estimated annual greenhouse gas emissions quantities of the Parent Company are 1,087,455 tCO2-eQ.